Reportable Segments - Schedule of Segment Reporting Information (Details) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Depreciation and Amortization					$ 1,941,654	$ 651,761	$ 1,323,467	$ 678
Capital Expenditures					22,776	50,507	55,267	4,335
Interest Expense	$ 755,866	$ 115,385	$ 341,835	$ 351,145	1,727,110	466,530	211,459	191,323
Operating Segments [Member]
Segment Reporting Information [Line Items]
Interest Expense					1,727,110	466,530
Non-Operating Corporate [Member]
Segment Reporting Information [Line Items]
Interest Expense					(1,727,110)	(466,530)	1,200	191,323
Technology Segment [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization					7,890	2,971	4,680	678
Capital Expenditures					22,776	15,357	20,117	4,335
Technology Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Interest Expense					64,171	55,678	77,128	191,323
Technology Segment [Member] | Non-Operating Corporate [Member]
Segment Reporting Information [Line Items]
Interest Expense					1,492,284	348,873
Telehealth Segment [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization					1,933,764	648,790	1,318,787	0
Capital Expenditures					0	35,150	35,150	0
Telehealth Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Interest Expense					$ 170,655	$ 61,979	$ 133,131	$ 0